                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-07925

                      (Investment Company Act File Number)

                                  WESMARK Funds

               (Exact Name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 1/31/04

               Date of Reporting Period: Fiscal Year Ended 1/31/04

Item 1.     Reports to Stockholders

[Logo of Wesmark]

[Logo of Wesmark]

Family of Funds

Combined Annual Report

[Logo] Small Company Growth Fund

[Logo] Growth Fund

[Logo] Balanced Fund

[Logo] Bond Fund

[Logo] West Virginia Municipal Bond Fund

Dated January 31, 2004

MANAGEMENT'S DISCUSSION OF FINANCIAL PERFORMANCE
WESMARK SMALL COMPANY GROWTH FUND

The WesMark Small Company Growth Fund return for the fiscal year ended January 31, 2004 was 57.47%1 based on net asset value. The Russell 2000 Index (Russell 2000)2 return was 58.03%. The technology sector represented 41.6% of the Fund at fiscal year end. The return for the stocks in this sector for the 12 months ended January 31, 2004 was 117.2%. This sector benefited from an upturn in reported earnings. During the last half of the fiscal year, corporate capital spending for technology increased and was stronger than had been anticipated. Industrial and material stocks combined represented 21.7% of the Fund at January 31, 2004. These sectors returned 40.6% and 18.1% for the fiscal year. Energy stocks also contributed to the return with this sector representing 8.7% at January 31, 2004, providing a return of 56.0% for the fiscal year.

Healthcare, consumer discretionary, and consumer staple stocks significantly underperformed the Russell 2000 during the year. However, these three sectors combined accounted for only 17.1% of the Fund at the end of the fiscal year.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

2 The Russell 2000 measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index.

WESMARK SMALL COMPANY GROWTH FUND

Growth of $10,000 invested in WesMark Small Company Growth Fund

The graph below illustrates the hypothetical investment of $10,000* in the WesMark Small Company Growth Fund** (the "Fund") from January 31, 1994 to January 31, 2004, compared to the Russell 2000 Index ("Russell 2000"),*** Standard and Poor's 600 Small Cap Index (S&P 600),*** and the Lipper Small Cap Growth Funds Average ("LSCGFA").†

AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED JANUARY 31, 2004††
1 Year	49.99%
5 Years	10.38%
10 Years	11.48%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

* Represents a hypothetical investment of $10,000 in the Fund. Effective August 8, 2000 the maximum sales charge is 4.75% ($10,000 minus $475 sales charge = $9,525), prior to this date there was no sales charge in effect. The Fund's performance assumes the reinvestment of all dividends and distributions. The Russell 2000, S&P 600 and the LSCGFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

** WesMark Small Company Growth Fund is the successor to a common trust fund. The quoted performance data includes performance of the common trust fund for the period from 1/31/1994 to 8/8/2000, when the Fund first commenced operation, as adjusted to reflect the Fund's anticipated expenses. The common trust fund was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, the performance may have been adversely affected.

*** The Russell 2000 and S&P 600 are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The indexes are unmanaged. It is not possible to invest directly in an index.

†Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

††Total returns reflect all applicable sales charges.

MANAGEMENT'S DISCUSSION OF FINANCIAL PERFORMANCE
WESMARK GROWTH FUND

The return for the WesMark Growth Fund during the year ended January 31, 2004 was 39.04%1 based on net asset value. The return for the Standard & Poor's 500 Index (S&P 500)2 during the reporting period was 34.57%, the first positive return since 2000. The excess return was accomplished by sector allocation and stock selection within individual sectors. At the beginning of the fiscal year, the technology sector represented 18% of the total Fund. Management increased this during the fiscal year to 23.5% by August 31, 2003 and then subsequently reduced holdings in this sector to 16.3% of the Fund by fiscal year end. Sectors which underperfored the market during the reporting period were significantly underweighted and included telecommunication services at 0%, consumer staples at 3.7%, and energy at 3.6%. Financial services and healthcare were under weighted relative to the S&P 500, but the individual stocks held by the Fund permitted these sectors to perform strongly. The financial services stocks in the Fund returned 46.9%, and the healthcare stocks held in the Fund returned 27.1%. Industrial and material stocks were increased significantly during the fiscal year, with a weighting of 14.4% at the beginning and 27.2% at fiscal year end. This sector made a positive contribution for the fiscal year with a return of 42.1%.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

2 The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

WESMARK GROWTH FUND

Growth of $10,000 invested in WesMark Growth Fund

The graph below illustrates the hypothetical investment of $10,000* in the WesMark Growth Fund (the "Fund") from April 14, 1997 (start of performance) to January 31, 2004, compared to the Standard and Poor's 500 Index ("S&P 500")** and Lipper Multi Cap Core Index ("LMCCI").†

AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED JANUARY 31, 2004††
1 Year	32.44%
5 Years	6.95%
Start of Performance (4/14/97)	10.96%
Start of Performance (4/14/97) (cumulative)	102.86%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

* Represents a hypothetical investment of $10,000 in the Fund. Effective October 1, 1999, the maximum sales charge is 4.75% ($10,000 minus $475 sales charge = $9,525), prior to this date there was no sales charge in effect. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and LMCCI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

** The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged. It is not possible to invest directly in an index.

†Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

††Total returns quoted reflect all applicable sales charges.

MANAGEMENT'S DISCUSSION OF FINANCIAL PERFORMANCE
WESMARK BALANCED FUND

The WesMark Balanced Fund participated in the strong returns experienced by the equity markets during the past fiscal year. The Fund provided a total return of 21.64%1 for the twelve months ended January 31, 2004, based on net asset value, compared to a total return of 22.47% for the Lipper Balanced Funds Average (LBFA).2

The Fund's equity weighting began the fiscal year at 66.68% and ended the fiscal year at 63.35%. This reduction occurred through the allocation of equity sale proceeds to short-term fixed income securities which was offset, in part, by the substantial out-performance of equities, as measured by the S&P 500 (+34.57%), versus fixed income securities as measured by the Lehman Government/Credit Total Index (LBGCT)3 (+5.62%). The overall asset allocation at fiscal year-end was 6.3% cash equivalents, 30.4% fixed income securities including bonds, notes and preferred stock, and 63.3% equity securities.

Strong performance during the reporting period in industrials, materials, consumer discretionary and financials contributed to the funds positive return. Within these sectors, General Electric (+49.35%), United Technologies (+52.67%), Dow Chemical (+50.29%), General Motors (+44.42)% and Morgan Stanley (+56.54%) were among the best performers. The healthcare sector and utility sector offered attractive relative yields to help support the monthly dividend distribution but under-performed the broader market averages as investor attention was focused on earnings acceleration and growth.

The accommodative monetary position of the Federal Reserve resulted in slightly lower short-term interest rates but slightly higher long-term interest rates, during the reporting period. Deficit spending by the Federal Government supported economic activity benefiting equity prices, but the steep slope of the yield curve and the increase in long-term interest rates reflects the expected impact of this strategy.

The average duration of the fixed income sector of the portfolio was reduced during the fiscal year in response to fiscal and monetary policy.4 Most recently the weighting in corporate bonds has been increased as corporate balance sheets have benefited from improving cash flows and earnings.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

2 Lipper averages are an average of the total return of all the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. They do not reflect sales charges.

3 The LBGCT is composed of all bonds that are investment grade rated Baa or higher by Moody's or BBB or higher by S&P, if unrated by Moody's. Issues must have at least one year to maturity.

4 Duration is the measure of a security's price sensitivity to changes in interest rates. Securities with longer duration are more sensitive to changes in interest rates than securities of shorter duration.

WESMARK BALANCED FUND

Growth of $10,000 invested in WesMark Balanced Fund

The graph below illustrates the hypothetical investment of $10,000* in the WesMark Balanced Fund (the "Fund")** from January 31, 1994 to January 31, 2004, compared to the Standard and Poor's 500 Index ("S&P 500")***, the Lehman Brothers Government/Credit Total Index ("LBGCT")*** and the Lipper Balanced Funds Average ("LBFA")†.

AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED JANUARY 31, 2004††
1 Year	15.86%
5 Years	1.95%
10 Years	7.31%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

* Represents a hypothetical investment of $10,000 in the Fund. Effective August 8, 2000 the maximum sales charge is 4.75% ($10,000 minus $475 sales charge = $9,525), prior to this date there was no sales charge in effect. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, the LBGCT and the LBFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

** WesMark Balanced Fund is the successor to a common trust fund. The quoted performance data includes performance of the common trust fund for the period from 1/31/94 to 4/20/98, as adjusted to reflect the Fund's anticipated expenses. The common trust fund was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, the performance may have been adversely affected.

*** The S&P 500 and LBGCT are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The indexes are unmanaged. It is not possible to invest directly in an index.

†Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

††Total returns quoted reflect all applicable sales charges.

MANAGEMENT'S DISCUSSION OF FINANCIAL PERFORMANCE
WESMARK BOND FUND

The return for the WesMark Bond Fund for the fiscal year ended January 31, 2004 was 3.52%1 based on net asset value. The Lehman Brothers Intermediate Government/Credit Index (LBIGCI)2 return was 5.00%. The return for the WesMark Bond Fund was lower than the LBIGCI primarily due to a reduction in the average maturity and duration of the Fund during the first half of the fiscal year. The Fund began the year with an average duration of 1.86 years, which was reduced to 1.57 years by June 30, 2003.3 In response to a rising rate environment during the second half of the year the funds average duration ended the fiscal year at 2.65 years. This relatively short maturity structure has been adopted to help reduce fluctuation in the net asset value of the Fund during a period of rising interest rates. Interest rates declined during the first five months of the reporting period, and then began rising during July. The portfolio structure resulted in a decline in the monthly dividend during the first part of the fiscal year followed by an increased dividend in six of the last seven months, with the last monthly dividend exceeding all but the first monthly dividend. Corporate Bonds were 30.8% of the Fund at fiscal year end, Federal Agency Securities were 43.8%, and Federal Agency Mortgage Securities were 22.2%. The return for the Fund was impacted by the very high quality ratings of bonds in the Fund, with 70.8% of the bonds held rated AAA. This focus on quality reduced the rate of return as lower quality issues provided a higher return in response to an improving financial outlook.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

2 The LBIGCI is composed of all bonds that are investment grade rated Baa or higher by Moody's or BBB or higher by S&P, if unrated by Moody's. Issues must have at least one year to maturity.

3 Duration is the measure of a security's price sensitivity to changes in interest rates. Securities with longer duration are more sensitive to changes in interest rates than securities of shorter duration.

WESMARK BOND FUND

Growth of $10,000 invested in WesMark Bond Fund

The graph below illustrates the hypothetical investment of $10,000* in the WesMark Bond Fund (the "Fund") from April 20, 1998 (start of performance) to January 31, 2004 compared to the Lehman Brothers Intermediate Government/Credit Index ("LBIGCI"),** the Lipper Intermediate Government Funds Average ("LIGFA")*** and the Lipper Intermediate Investment Grade Debt Funds Average ("LIIGDFA").***

AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED JANUARY 31, 2004†
1 Year	(0.37)%
5 Years	4.00%
Start of Performance (4/20/98)	4.44%
Start of Performance (4/20/98) (cumulative)	28.58%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

* Represents a hypothetical investment of $10,000 in the Fund. Effective August 8, 2000 the maximum sales charge is 3.75% ($10,000 minus $375 sales charge = $9,625), prior to this date there was no sales charge in effect. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBIGCI, LIGFA and LIIGDFA have been adjusted to reflect reinvestment of dividends on securities in the index and averages.

** LBIGCI is not adjusted to reflect sales loads, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged. It is not possible to invest directly in an index.

*** Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

†Total returns quoted reflect all applicable sales charges.

MANAGEMENT'S DISCUSSION OF FINANCIAL PERFORMANCE
WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

The past twelve months ended January 31, 2004 were a relatively volatile period for fixed income investors. Interest rates declined through the first half of the reporting period as investors drove bond yields lower over fears surrounding the economic landscape and the war in Iraq. By the middle of June 2003 bond yields had declined to historically low levels. Over the next two months rising optimism of an economic turnaround began to unfold. A swift military victory in Iraq, tax cuts and increased corporate profits triggered a sell off in the fixed income markets. By the end of August 2003 intermediate term bond yields had risen to their highest level in over a year. During the second half of the reporting period bond yields swung dramatically on a weekly basis. The volatile market conditions were a reaction to a lack of job creation and the weak dollar which many feared would slow the embryonic economic expansion.

The sluggish economic environment coupled with the need for increased spending for health care and post 9-11 security measures generated fiscal deficits for numerous state and political subdivisions. West Virginia's economy closely mirrored the nation as a whole with jobs being lost in most industrial sectors. West Virginia's efforts to diversify its economy produced some positive results as year over year jobs were created in many service providing industries which mitigated the losses experienced in goods producing sectors. The state of West Virginia was able to maintain its credit rating due to fiscal responsibility and the states' rainy day fund.

The primary investment strategy employed during the period was to look for opportunities to reduce the Funds duration in an effort to preserve gains achieved over the past three years as bond yields declined. The limited supply of bonds issued by the state of West Virginia and its political subdivisions constrained the effort to reduce the Fund's duration.1 Also of importance was maintaining the Fund's average quality rating of AAA. The duel strategies of reducing the Fund's duration and preserving the high credit quality of the portfolio had the effect of reducing the Fund's effective yield during the reporting period.

The Fund provided a total return of 4.06%2 for the fiscal year ended January 31, 2004. The income return for the fiscal year was $0.32 per share and 99.18% of the income was exempt from federal and state income tax for West Virginia residents. As of January 31, 2004 the 30 day taxable equivalent yield for West Virginia residents in the 28% tax bracket was 2.82%. the 30-day SEC yield was 2.03%. As of January 31, 2004 67.2% of the Fund was invested in bonds rated AAA.

1 Duration is the measure of a security's price sensitivity to changes in interest rates. Securities with longer duration are more sensitive to changes in interest rates than securities of shorter duration.

2 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

Growth of $10,000 invested in WesMark West Virginia Municipal Bond Fund

The graph below illustrates the hypothetical investment of $10,000* in the WesMark West Virginia Municipal Bond Fund (the "Fund")** from January 31, 1994 to January 31, 2004, compared to the Lehman Brothers 5 Year G.O. Bond Index ("LB5GO")*** and Lipper Intermediate Municipal Debt Funds Average ("LIMDFA")†.

AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED JANUARY 31, 2004††
1 Year	0.16%
5 Years	3.81%
10 Years	4.23%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

* Represents a hypothetical investment of $10,000 in the Fund. Effective August 8, 2000, the maximum sales charge is 3.75% ($10,000 minus $375 sales charge = $9,625), prior to this date there was no sales charge in effect. The Fund's performance assumes the reinvestment of all dividends and distributions. The LB5GO and the LIMDFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

** WesMark West Virginia Municipal Bond Fund is the successor to a common trust fund. The quoted performance data includes performance of the common trust fund for the period from 1/31/94 to 4/14/1997, when the Fund first commenced operation, as adjusted to reflect the Fund's anticipated expenses. The common trust fund was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, the performance may have been adversely affected.

*** The LB5GO is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged. It is not possible to invest directly in an index.

†Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

††Total returns reflect all applicable sales charges.

WESMARK SMALL COMPANY GROWTH FUND
PORTFOLIO OF INVESTMENTS

January 31, 2004

Shares			Value
COMMON STOCKS--94.2%
		AEROSPACE/DEFENSE--6.1%
12,000		Curtiss Wright Corp.	$547,800
12,000	(1)	MOOG, Inc., Class A	629,760

		TOTAL	1,177,560

		BIOMEDICAL--0.9%
2,000	(1)	Cephalon, Inc.	109,640
3,000	(1)	Protein Design Laboratories, Inc.	60,600

		TOTAL	170,240

		BIOTECHNOLOGY--1.3%
7,000		Medicis Pharmaceutical Corp., Class A	254,520
		BUSINESS SOFTWARE & SERVICES--1.5%
5,000		Harland (John H.) Co.	140,500
7,000	(1)	Informatica Corp.	69,230
3,000	(1)	Intrado, Inc.	71,580

		TOTAL	281,310

		CABLE TELEVISION--1.0%
22,000	(1)	Mediacom Communications Corp.	196,680
		CHEMICAL--SPECIALTY--1.3%
10,000		Great Lakes Chemical Corp.	256,000
		COMMUNICATION EQUIPMENT--4.2%
87,600	(1)	Arris Group, Inc.	805,920
		COMPUTER SERVICES--0.9%
5,000	(1)	Macromedia, Inc.	90,250
5,000	(1)	iPass, Inc.	74,900

		TOTAL	165,150

		DIVERSIFIED ELECTRONICS--2.4%
30,000	(1)	KEMET Corp.	456,000
		DRUG DISTRIBUTION--1.3%
10,000	(1)	Andrx Group	250,300
		DRUG MANUFACTURERS--MAJOR--1.8%
12,000	(1)	Covance, Inc.	343,560
COMMON STOCKS--(Continued)
		DRUGS & HEALTH CARE--0.4%
3,000	(1)	Inveresk Research Group, Inc.	$70,980
		E-SERVICES--CONSULTING--1.4%
23,000	(1)	Gartner Group, Inc., Class A	261,510
		ELECTRONIC COMPONENTS--MISCELLANEOUS--2.9%
20,000	(1)	Anixter International, Inc.	553,000
		ELECTRONIC COMPONENTS--SEMICONDUCTOR--6.3%
30,000	(1)	Adaptec, Inc.	281,100
35,000	(1)	Axcelis Technologies, Inc.	444,150
20,000	(1)	Fairchild Semiconductor International, Inc., Class A	490,000

		TOTAL	1,215,250

		FOOD--MAJOR DIVERSIFIED--1.0%
5,000	(1)	United Natural Foods, Inc.	199,150
		HOUSEHOLD PRODUCTS--5.2%
15,000		Ethan Allen Interiors, Inc.	655,500
11,000		Furniture Brands International, Inc.	336,820

		TOTAL	992,320

		INTERNET SOFTWARE & SERVICES--0.5%
2,000	(1)	Open Text Corp.	50,960
3,000	(1)	aQuantive, Inc.	33,960

		TOTAL	84,920

		MEDICAL INSTRUMENTS & SUPPLIES--1.5%
2,000	(1)	BioLase Technology, Inc.	38,580
5,000		Cooper Companies, Inc.	242,000

		TOTAL	280,580

		MEDICAL LAB & RESEARCH--1.9%
3,000	(1)	aaiPharma, Inc.	85,350
15,700	(1)	Specialty Labratories, Inc.	274,750

		TOTAL	360,100

COMMON STOCKS--(Continued)
		MEDICAL PRODUCTS & SUPPLY--0.6%
2,000	(1)	Advanced Medical Optics, Inc.	$45,780
1,000	(1)	Integra Lifesciences Corp.	32,530
1,000	(1)	ResMed, Inc.	44,050

		TOTAL	122,360

		OIL & GAS DRILLING--0.5%
28,000	(1)	Parker Drilling Co.	96,880
		OIL & GAS EQUIPMENT & SERVICES--1.4%
12,000	(1)	Cal Dive International, Inc.	275,760
		OIL COMPANIES--EXPLORATION & PRODUCTION--4.4%
25,000	(1)	Spinnaker Exploration Co.	850,500
		OIL FIELD--MACHINERY & EQUIPMENT--2.4%
2,000	(1)	Cooper Cameron Corp.	83,400
15,000	(1)	FMC Technologies, Inc.	369,150

		TOTAL	452,550

		PAPER & FOREST PRODUCTS--3.2%
30,000	(1)	Smurfit-Stone Container Corp.	517,200
7,000		Wausau-Mosinee Paper Corp.	88,970

		TOTAL	606,170

		PROCESSED & PACKAGED FOODS--3.5%
15,000		Corn Products International, Inc.	527,550
6,000	(1)	Hain Celestial Group, Inc.	135,660

		TOTAL	663,210

		RETAIL--MISCELLANEOUS--1.0%
7,000		Movado Group, Inc.	199,640
		RETAIL--RESTAURANTS--0.4%
3,000		Landrys Seafood Restaurants, Inc.	83,130
		SCIENTIFIC & TECHNICAL INSTRUMENTS--2.5%
4,000	(1)	LeCroy Corp.	84,000
10,000	(1)	Varian, Inc.	400,000

		TOTAL	484,000

COMMON STOCKS--(Continued)
		SEMICONDUCTOR--BROAD LINE--4.3%
34,100	(1)	Cypress Semiconductor Corp.	$722,920
4,000		Intersil Holding Corp.	104,960

		TOTAL	827,880

		SEMICONDUCTOR--INTEGRATED CIRCUITS--1.4%
5,000	(1)	Conexant Systems, Inc.	33,350
3,000	(1)	RF Micro Devices, Inc.	28,560
25,000	(1)	Vitesse Semiconductor Corp.	206,250

		TOTAL	268,160

		SEMICONDUCTOR EQUIPMENT & MATERIALS--10.7%
25,000	(1)	Asyst Technologies, Inc.	383,000
35,000	(1)	Credence Systems Corp.	496,300
30,000	(1)	Photronics, Inc.	583,200
20,000	(1)	Ultratech Stepper, Inc.	581,200

		TOTAL	2,043,700

		TELECOM--WIRELESS--0.3%
5,000	(1)	American Tower Systems Corp.	54,950
		TELECOMMUNICATIONS EQUIPMENT--5.0%
8,000	(1)	ADC Telecommunications, Inc.	28,000
10,000	(1)	DSP Group, Inc.	264,600
6,000		Harris Corp.	292,080
45,000	(1)	Sonus Networks, Inc.	381,150

		TOTAL	965,830

		TEXTILE APPAREL--2.0%
12,000		Albany International Corp., Class A	387,000
		TRANSPORTATION--ROAD--6.8%
13,000		Heartland Express, Inc.	283,920
15,000	(1)	Landstar System, Inc.	543,150
15,000	(1)	Yellow Roadway Corp.	471,735

		TOTAL	1,298,805

TOTAL COMMON STOCKS (identified cost $15,839,144)			18,055,575

Principal Amount or Shares			Value
(2)COMMERCIAL PAPER--2.6%
		FINANCE--COMMERCIAL--2.6%
$500,000		Hertz Fleet Funding LLC, 1.03% CP (at amortized cost)	$499,685
MUTUAL FUND--3.6%
693,585	(3)	U.S. Treasury Cash Reserves (at net asset value)	693,585

TOTAL INVESTMENTS--100.4% (identified cost $17,032,414)(4)			19,248,845
OTHER ASSETS AND LIABILITIES--NET--(0.4)%			(67,466)

TOTAL NET ASSETS--100%			$19,181,379

(1) Non-income producing security.

(2) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(3) Affiliated company.

(4) The cost of investments for federal tax purposes amounts to $17,035,736.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2004.

The following acronym is used throughout this portfolio:

CP--Commercial Paper

See Notes which are an integral part of the Financial Statements

WESMARK GROWTH FUND
PORTFOLIO OF INVESTMENTS

January 31, 2004

Shares			Value
COMMON STOCKS--97.8%
		AEROSPACE/DEFENSE--1.8%
50,000		United Technologies Corp.	$4,777,000
		ASSET MANAGEMENT--0.6%
25,000		Franklin Resources, Inc.	1,444,250
		AUTO MANUFACTURERS--MAJOR--2.9%
150,000		General Motors Corp.	7,452,000
		BEVERAGES--SOFT--3.6%
200,000		PepsiCo, Inc.	9,452,000
		BIOTECHNOLOGY--0.5%
50,000	(1)	Medimmune, Inc.	1,175,000
		CABLE TELEVISION--0.2%
15,000	(1)	Comcast Corp., Class A	511,800
		CHEMICALS--DIVERSIFIED--2.5%
150,000		Du Pont (E.I.) de Nemours & Co.	6,585,000
		COMMUNICATION EQUIPMENT--2.3%
110,000		L-3 Communications Holdings, Inc.	5,880,600
		COMPUTER SERVICES--0.8%
50,000		First Data Corp., Class	1,958,000
		COMPUTER SOFTWARE--1.2%
115,000		Microsoft Corp.	3,179,750
		DIVERSIFIED OPERATIONS--8.0%
400,000		General Electric Co.	13,452,000
100,000		ITT Industries, Inc.	7,454,000

		TOTAL	20,906,000

		DRUGS & HEALTH CARE--8.0%
215,000		Merck & Co., Inc.	10,234,000
290,000		Pfizer, Inc.	10,622,700

		TOTAL	20,856,700

		DRUG MANUFACTURERS--OTHER--3.6%
145,000		Cardinal Health, Inc.	9,295,950
COMMON STOCKS--(Continued)
		ELECTRONIC COMPONENTS--0.5%
100,000	(1)	EMC Corp. Mass	$1,404,000
		ELECTRONIC COMPONENTS--SEMICONDUCTOR--4.8%
400,000		Texas Instruments, Inc.	12,540,000
		ENTERTAINMENT--DIVERSIFIED--1.3%
190,000	(1)	Time Warner, Inc.	3,338,300
		FEDERAL NATIONAL MORTGAGE ASSOCIATION--0.3%
10,000		Fannie Mae	771,000
		HEALTHCARE SERVICES--2.6%
110,000		UnitedHealth Group, Inc.	6,696,800
		HOME IMPROVEMENT STORES--1.6%
115,000		Home Depot, Inc.	4,079,050
		HOTELS & MOTELS--1.7%
275,000		Hilton Hotels Corp.	4,400,000
		HOUSEHOLD PRODUCTS--0.7%
40,000		Ethan Allen Interiors, Inc.	1,748,000
		INSURANCE PROPERTY & CASUALTY--5.3%
200,000		American International Group, Inc.	13,890,000
		INVESTMENT BROKERAGE--NATIONAL--4.1%
185,000		Morgan Stanley	10,768,850
		MEDICAL LAB & RESEARCH--2.2%
70,000		Quest Diagnostic, Inc.	5,950,000
		MINING--MISCELLANEOUS--0.9%
65,000	(1)	Inco Ltd.	2,432,950
		MINING--NON FERROUS--1.4%
85,000		Alcan, Inc.	3,623,550
		MONEY CENTER BANKS--4.4%
230,000		Citigroup, Inc.	11,380,400
		NETWORKING PRODUCTS--2.1%
215,000	(1)	Cisco Systems, Inc.	5,512,600
COMMON STOCKS--(Continued)
		OIL--INTEGRATED--3.7%
200,000		BP PLC, ADR	$9,520,000
		PAPER PRODUCTS--3.4%
210,000		International Paper Co.	8,876,700
		PRINTED CIRCUIT BOARDS--3.1%
275,000	(1)	Jabil Circuit, Inc.	8,140,000
		PUBLISHING--NEWSPAPERS--2.6%
80,000		Gannett Co., Inc.	6,856,800
		RETAIL DISCOUNT--3.1%
150,000		Wal-Mart Stores, Inc.	8,077,500
		SEMICONDUCTOR--BROAD LINE--0.9%
75,000		Intel Corp.	2,295,000
		SEMICONDUCTOR EQUIPMENT & MATERIALS--3.8%
450,000	(1)	Applied Materials, Inc.	9,792,000
		STEEL--PRODUCERS--2.2%
100,000		Nucor Corp.	5,631,000
		TRANSPORTATION--AIR FREIGHT--1.4%
50,000		United Parcel Service, Inc.	3,563,500
		TRANSPORTATION--RAIL--2.5%
100,000		Burlington Northern Santa Fe	3,213,000
50,000		Union Pacific Corp.	3,220,000

		TOTAL	6,433,000

		UTILITY--ELECTRIC POWER--1.2%
50,000		Dominion Resources, Inc.	3,208,000
TOTAL COMMON STOCKS (identified cost $227,268,013)			254,403,050

Principal Amount or Shares			Value
(2)COMMERCIAL PAPER--1.5%
		FINANCE--COMMERCIAL--1.5%
$4,000,000		Declaration Funding I Ltd., 1.05% CP (at amortized cost)	$3,996,383
MUTUAL FUND--0.6%
1,433,534	(3)	U.S. Treasury Cash Reserves (at net asset value)	1,433,534

TOTAL INVESTMENTS--99.9% (identified cost $232,697,930)(4)			259,832,967

OTHER ASSETS AND LIABILITIES--NET--0.1%			227,330

TOTAL NET ASSETS--100%			$260,060,297

(1) Non-income producing security.

(2) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(3) Affiliated company.

(4) The cost of investments for federal tax purposes amounts to $232,697,930.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2004.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
CP	--Commercial Paper

See Notes which are an integral part of the Financial Statements

WESMARK BALANCED FUND
PORTFOLIO OF INVESTMENTS

January 31, 2004

Shares			Value
COMMON STOCKS--63.3%
		AEROSPACE/DEFENSE--1.4%
10,000		United Technologies Corp.	$955,400
		AUTO MANUFACTURERS--MAJOR--2.6%
35,000		General Motors Corp.	1,738,800
		BEVERAGES--SOFT--2.9%
40,000		PepsiCo, Inc.	1,890,400
		CABLE TELEVISION--0.8%
15,000	(1)	Comcast Corp., Class A	511,800
		CHEMICALS--DIVERSIFIED--5.2%
50,000		Dow Chemical Co.	2,097,500
30,000		Du Pont (E.I.) de Nemours & Co.	1,317,000

		TOTAL	3,414,500

		COMPUTER SOFTWARE--0.8%
20,000		Microsoft Corp.	553,000
		DIVERSIFIED OPERATIONS--3.6%
70,000		General Electric Co.	2,354,100
		DRUGS & HEALTH CARE--5.3%
25,000		Merck & Co., Inc.	1,190,000
62,000		Pfizer, Inc.	2,271,060

		TOTAL	3,461,060

		DRUG MANUFACTURERS--OTHER--2.4%
25,000		Cardinal Health, Inc.	1,602,750
		ELECTRONIC COMPONENTS--SEMICONDUCTOR--1.2%
25,000		Texas Instruments, Inc.	783,750
		FEDERAL NATIONAL MORTGAGE ASSOCIATION--2.6%
22,000		Fannie Mae	1,696,200
		FOOD--MAJOR DIVERSIFIED--1.7%
25,000		General Mills, Inc.	1,135,750
		HOME IMPROVEMENT STORES--2.2%
40,000		Home Depot, Inc.	1,418,800
COMMON STOCKS--(Continued)
		INSURANCE PROPERTY & CASUALTY--2.1%
20,000		American International Group, Inc.	$1,389,000
		INVESTMENT BROKERAGE--NATIONAL--2.7%
30,000		Morgan Stanley	1,746,300
		MINING--NON FERROUS--1.3%
20,000		Alcan, Inc.	852,600
		MONEY CENTER BANKS--3.0%
40,000		Citigroup, Inc.	1,979,200
		NETWORKING PRODUCTS--1.6%
40,000	(1)	Cisco Systems, Inc.	1,025,600
		OIL--INTEGRATED--2.5%
35,000		BP PLC, ADR	1,666,000
		OIL REFINING & MARKETING--1.5%
15,000		ConocoPhillips	988,200
		PAPER PRODUCTS--1.9%
30,000		International Paper Co.	1,268,100
		PRINTED CIRCUIT BOARDS--1.1%
25,000	(1)	Jabil Circuit, Inc.	740,000
		PUBLISHING--NEWSPAPERS--1.3%
10,000		Gannett Co., Inc.	857,100
		RETAIL DISCOUNT--1.6%
20,000		Wal-Mart Stores, Inc.	1,077,000
		SEMICONDUCTOR--BROAD LINE--0.7%
15,000		Intel Corp.	459,000
		SEMICONDUCTOR EQUIPMENT & MATERIALS--1.6%
50,000	(1)	Applied Materials, Inc.	1,088,000
		STEEL--PRODUCERS--1.3%
15,000		Nucor Corp.	844,650
		TRANSPORTATION--AIR FREIGHT--1.1%
10,000		United Parcel Service, Inc., Class B	712,700
		TRANSPORTATION--RAIL--1.5%
15,000		Union Pacific Corp.	966,000
Shares or Principal Amount		Value
COMMON STOCKS--(Continued)
	UTILITY--ELECTRIC POWER--3.8%
20,000	Dominion Resources, Inc.	$1,283,200
40,000	Southern Co.	1,192,000

	TOTAL	2,475,200

TOTAL COMMON STOCKS (identified cost $35,896,564)		41,650,960

PREFERRED STOCKS--3.0%
	BANKS--MAJOR REGIONAL--1.2%
30,000	Wells Fargo & Co., Pfd. $1.75, Annual Dividend	820,314
	FINANCE--1.0%
10,000	General Electric Capital Corp., Pfd., $1.47, Annual Dividend	256,700
15,000	ML Preferred Capital Trust III, Pfd., $1.75, Annual Dividend	410,157

	TOTAL	666,857

	UTILITY--ELECTRIC POWER--0.8%
20,000	Tennessee Valley Authority, Pfd., Series D, $1.48, Annual Dividend	524,000

TOTAL PREFERRED STOCKS (identified cost $1,890,615)		2,011,171

CORPORATE BONDS--11.4%
	AUTOMOBILE/TRUCK--ORIGINAL PARTS--1.7%
$1,000,000	Delphi Auto Systems Corp., Note, 6.50%, 5/1/2009	1,094,610
	BANKS--MAJOR REGIONAL--0.8%
500,000	PNC Funding Corp., Sub. Note, 6.125%, 2/15/2009	548,530
	COMPUTER SERVICES--0.8%
500,000	First Data Corp., 4.70%, 11/1/2006	527,690
	FINANCE--AUTOMOTIVE--4.0%
500,000	Ford Motor Credit Co., Sr. Note, 6.50%, 2/15/2006	529,350
1,000,000	Ford Motor Credit Co., Unsecd. Note, 7.50%, 3/15/2005	1,055,600
1,000,000	General Motors Acceptance Corp., Note, 6.125%, 2/1/2007	1,065,620

	TOTAL	2,650,570

	INVESTMENT BROKERAGE--NATIONAL--1.6%
1,000,000	Bear Stearns Cos., Inc., Note, 4.50%, 10/28/2010	1,016,070
Principal Amount		Value
CORPORATE BONDS--(Continued)
	MINING--NON FERROUS--0.8%
$500,000	Alcan, Inc., Note, 5.20%, 1/15/2014	$510,365
	OIL--INTEGRATED--1.7%
1,000,000	Conoco, Inc., Sr. Note, 6.35%, 4/15/2009	1,126,830

TOTAL CORPORATE BONDS (identified cost $6,196,755)		7,474,665

MORTGAGE BACKED SECURITIES--3.1%
	FEDERAL HOME LOAN MORTGAGE CORP.--0.4%
252,755	Federal Home Loan Mortgage Corp., Pool E84004, 6.00%, 6/1/2016	267,132
	FEDERAL NATIONAL MORTGAGE ASSOCIATION--2.7%
300,067	Federal National Mortgage Association, Pool 254629, 5.00%, 2/1/2010	306,351
978,150	Federal National Mortgage Association, Pool 254908, 5.00%, 9/1/2023	986,709
489,670	Federal National Mortgage Association, Pool 738342, 4.50%, 8/1/2018	491,046

	TOTAL	1,784,106

TOTAL MORTGAGE BACKED SECURITIES (identified cost $2,016,087)		2,051,238

GOVERNMENT AGENCIES--12.9%
	FEDERAL HOME LOAN BANK--4.6%
1,000,000	Federal Home Loan Bank System, Bond, 3.275%, 8/27/2007	1,003,050
1,000,000	Federal Home Loan Bank System, Bond, Series C213, 5.65%, 8/27/2013	1,017,640
1,000,000	Federal Home Loan Bank System, Bond, Series ZR13, 4.50%, 6/12/2013	967,550

	TOTAL	2,988,240

	FEDERAL HOME LOAN MORTGAGE CORP.--5.3%
2,000,000	Federal Home Loan Mortgage Corp., Bond, 3.30%, 3/26/2008	1,986,320
1,000,000	Federal Home Loan Mortgage Corp., Bond, 5.00%, 10/9/2013	995,750
500,000	Federal Home Loan Mortgage Corp., Note, 5.25%, 7/30/2013	502,560

	TOTAL	3,484,630

Principal Amount or Shares			Value
GOVERNMENT AGENCIES--(Continued)
		FEDERAL NATIONAL MORTGAGE ASSOCIATION--3.0%
$1,000,000		Federal National Mortgage Association, Note, 3.875%, 8/15/2008	$1,016,530
1,000,000		Federal National Mortgage Association, Note, 5.375%, 7/16/2018	976,340

		TOTAL	1,992,870

TOTAL GOVERNMENT AGENCIES (identified cost $8,487,747)			8,465,740

(2)COMMERCIAL PAPER--3.0%
		FINANCE--COMMERCIAL--3.0%
2,000,000		Hertz Fleet Funding LLC, 1.03% CP (at amortized cost)	1,998,741
MUTUAL FUND--2.7%
1,786,668	(3)	U.S. Treasury Cash Reserves (at net asset value)	1,786,668

TOTAL INVESTMENTS--99.4% (identified cost $58,273,177)(4)			65,439,183

OTHER ASSETS AND LIABILITIES--NET--0.6%			362,065

TOTAL NET ASSETS--100%			$65,801,248

(1) Non-income producing security.

(2) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(3) Affiliated company.

(4) The cost of investments for federal tax purposes amounts to $58,273,177.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2004.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
CP	--Commercial Paper

See Notes which are an integral part of the Financial Statements

WESMARK BOND FUND
PORTFOLIO OF INVESTMENTS

January 31, 2004

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS--3.3%
	FEDERAL HOME LOAN MORTGAGE CORP.--3.3%
$2,000,000	Federal Home Loan Mortgage Corp., Series 2564, Class HJ, 5.00%, 2/15/2018	$2,006,700
765,541	Federal Home Loan Mortgage Corp., Series 2575, Class WQ, 5.00%, 2/15/2018	767,171
3,176,780	Federal Home Loan Mortgage Corp., Series 2590, Class XP, 3.25%, 12/15/2013	3,182,499

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (identified cost $5,941,567)		5,956,370

CORPORATE BONDS--30.8%
	AUTO MANUFACTURERS--MAJOR--3.1%
2,000,000	General Motors Corp., Deb., 7.70%, 4/15/2016	2,199,120
2,000,000	General Motors Corp., Note, 7.125%, 7/15/2013	2,178,040
1,000,000	General Motors Corp., Note, 9.45%, 11/1/2011	1,211,060

	TOTAL	5,588,220

	AUTOMOBILE/TRUCK--ORIGINAL--1.8%
3,000,000	Delphi Auto Systems Corp., Note, 6.50%, 5/1/2009	3,283,830
	BANKING--1.8%
1,000,000	Bank One N.A. (Chicago), Sub. Note, 6.25%, 2/15/2008	1,106,180
1,000,000	PNC Funding Corp., Sub. Note, 6.125%, 2/15/2009	1,097,060
1,000,000	Wells Fargo & Co., Sub. Note, 6.25%, 4/15/2008	1,112,670

	TOTAL	3,315,910

	CABLE TELEVISION--3.5%
3,000,000	Comcast Cable Communications Holdings, Company Guarantee, 9.455%, 11/15/2022	4,087,440
2,000,000	Continental Cablevision, Sr. Deb., 8.875%, 9/15/2005	2,197,760

	TOTAL	6,285,200

	COMPUTER SERVICES--0.6%
1,000,000	First Data Corp., MTN, Series D, 6.375%, 12/15/2007	1,114,430
CORPORATE BONDS--(Continued)
	ENTERTAINMENT--DIVERSIFIED--1.2%
$1,000,000	Walt Disney Co., Note, Series B, 5.875%, 12/15/2017	$1,051,030
1,000,000	Time Warner, Inc., Company Guarantee, 6.875%, 6/15/2018	1,114,120

	TOTAL	2,165,150

	FINANCE--1.7%
2,000,000	MBNA Corp., 6.25%, 1/17/2007	2,181,060
750,000	Merrill Lynch & Co., Inc., Note, 7.00%, 1/15/2007	822,607

	TOTAL	3,003,667

	FINANCE--AUTOMOTIVE--2.6%
3,000,000	Ford Motor Credit Co., Sr. Note, 5.80%, 1/12/2009	3,091,950
1,500,000	General Motors Acceptance Corp., Note, 7.75%, 1/19/2010	1,697,520

	TOTAL	4,789,470

	FINANCIAL SERVICES--1.8%
3,000,000	American General Finance Corp., Note, 5.875%, 7/14/2006	3,228,240
	GROCERY STORES--0.9%
1,500,000	Kroger Co., Sr. Note, 8.15%, 7/15/2006	1,681,080
	INTERNET INFORMATION PROVIDERS--0.6%
1,000,000	AOL Time Warner, Inc., Bond, 7.625%, 4/15/2031	1,156,930
	INVESTMENT BROKERAGE--NATIONAL--1.2%
2,000,000	Morgan Stanley Group, Inc., Note, 6.875%, 3/1/2007	2,231,340
	METALS & MINING--0.6%
1,000,000	Commercial Metals Corp., Note, 6.75%, 2/15/2009	1,114,350
OIL COMPONENTS--EXPLORATION & PRODUCTION--3.9%
3,000,000	Enron Oil & Gas Co., Note, 6.00%, 12/15/2008	3,299,760
3,500,000	Enron Oil & Gas Co., Note, 6.50%, 12/1/2007	3,860,710

	TOTAL	7,160,470

	OIL REFINING & MARKETING--0.9%
500,000	Union Oil of California, 9.125%, 2/15/2006	563,015
1,000,000	Union Oil of California, Sr. Note, Series C, 6.70%, 10/15/2007	1,109,230

	TOTAL	1,672,245

CORPORATE BONDS--(Continued)
	PAPER PRODUCTS--1.7%
$2,000,000	International Paper Co., 5.85%, 10/30/2012	$2,118,800
1,000,000	International Paper Co., Note, 5.30%, 4/1/2015	994,900

	TOTAL	3,113,700

	PERSONAL COMPUTERS--0.6%
1,000,000	Dell Computer Corp., Sr. Note, 6.55%, 4/15/2008	1,118,510
	UTILITY--ELECTRIC POWER--0.6%
1,000,000	Carolina Power & Light Co., Sr. Note, 7.5%, 4/1/2005	1,065,390
	UTILITY--TELEPHONE--1.7%
3,000,000	BellSouth Corp., Unsecd. Note, 5.00%, 10/15/2006	3,182,850

TOTAL CORPORATE BONDS (identified cost $52,885,128)		56,270,982

GOVERNMENT AGENCIES--43.8%
	FEDERAL FARM CREDIT BANK--1.1%
2,100,000	Federal Farm Credit System, Bond, 3.625%, 6/24/2010	2,015,118
	FEDERAL HOME LOAN BANK--10.8%
3,000,000	Federal Home Loan Bank System, 4.125%, 11/15/2006	3,133,260
5,000,000	Federal Home Loan Bank System, Bond, 3.375%, 11/15/2004	5,082,600
3,585,000	Federal Home Loan Bank System, Bond, 5.00%, 10/30/2008	3,615,939
6,705,000	Federal Home Loan Bank System, Bond, 5.10%, 8/6/2009	6,821,667
1,000,000	Federal Home Loan Bank System, Bond, 5.65%, 11/1/2011	1,025,670

	TOTAL	19,679,136

	FEDERAL HOME LOAN MORTGAGE CORPORATION--15.6%
3,000,000	Federal Home Loan Mortgage Corp., Medium Term Note, Series MTN, 2.91%, 6/16/2006	3,014,190
3,088,000	Federal Home Loan Mortgage Corp., Note, 4.75%, 8/13/2009	3,131,047
4,240,000	Federal Home Loan Mortgage Corp., Note, 5.125%, 7/15/2009	4,306,822
5,000,000	Federal Home Loan Mortgage Corp., Note, 5.75%, 4/29/2009	5,052,250
5,000,000	Federal Home Loan Mortgage Corp., Note, Series MTN, 3.25%, 6/29/2007	5,017,000
GOVERNMENT AGENCIES--(Continued)
	FEDERAL HOME LOAN MORTGAGE CORPORATION--(Continued)
$5,000,000	Federal Home Loan Mortgage Corp., Note, Series MTN, 5.125%, 5/13/2013	$4,993,850
3,000,000	Federal Home Loan Mortgage Corp., Unsecd. Note, 5.00%, 1/17/2012	3,017,580

	TOTAL	28,532,739

	FEDERAL NATIONAL MORTGAGE ASSOCIATION--16.3%
4,000,000	Federal National Mortgage Association, Note, 4.00%, 12/23/2010	3,892,160
15,000,000	Federal National Mortgage Association, Note, 6.00%, 1/18/2012	15,558,900
5,000,000	Federal National Mortgage Association, Unsecd. Note, 5.50%, 10/18/2011	5,118,300
5,000,000	Federal National Mortgage Association, Unsecd. Note, 6.25%, 7/19/2011	5,106,900

	TOTAL	29,676,260

TOTAL GOVERNMENT AGENCIES (identified cost $79,306,111)		79,903,253

MORTGAGE BACKED SECURITIES--18.9%
	FEDERAL HOME LOAN MORTGAGE CORP.--6.0%
994,307	Federal Home Loan Mortgage Corp., Pool E70008, 6.00%, 4/1/2013	1,054,581
4,879,392	Federal Home Loan Mortgage Corp., Pool E98887, 4.50%, 8/1/2018	4,893,103
4,862,785	Federal Home Loan Mortgage Corp., Pool E98890, 4.50%, 8/1/2018	4,876,450

	TOTAL	10,824,134

	FEDERAL NATIONAL MORTGAGE ASSOCIATION--12.9%
3,817,318	Federal National Mortgage Association, Pool 254799, 5.00%, 7/1/2023	3,850,719
14,672,256	Federal National Mortgage Association, Pool 254908, 5.00%, 9/1/2023	14,800,638
Principal Amount or Shares			Value
MORTGAGE BACKED SECURITIES--(Continued)
		FEDERAL NATIONAL MORTGAGE ASSOCIATION--(Continued)
$4,929,777		Federal National Mortgage Association, Pool 254956, 4.00%, 11/1/2010	$4,940,574

		TOTAL	23,591,931

TOTAL MORTGAGE BACKED SECURITIES (identified cost $34,357,139)			34,416,065

PREFERRED STOCKS--2.0%
		DISCOUNT NOTE--1.1%
80,000		General Electric Capital Corp., Pfd., $1.47, Annual Dividend	2,053,600
		FINANCE--AUTOMOTIVE--0.3%
20,000		General Motors Acceptance Corp., Pfd., $1.81, Annual Dividend	518,000
		UTILITY--ELECTRIC POWER--0.6%
40,000		Tennessee Valley Authority, Pfd., Series D, $1.48, Annual Dividend	1,048,000

TOTAL PREFERRED STOCKS (identified cost $3,521,085)			3,619,600

MUTUAL FUND--0.5%
933,779	(1)	Prime Obligations Fund (at net asset value)	933,779

TOTAL INVESTMENTS--99.3% (identified cost $176,944,809)(2)			181,100,049

OTHER ASSETS AND LIABILITIES--NET--0.7%			1,315,453

TOTAL NET ASSETS--100%			$182,415,502

(1) Affiliated company.

(2) The cost of investments for federal tax purposes amounts to $176,944,809.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2004.

The following acronym is used throughout this portfolio:

MTN	--Medium Term Note

See Notes which are an integral part of the Financial Statements

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS

January 31, 2004

Principal Amount			Credit* Rating	Value
LONG-TERM MUNICIPALS--88.5%
		WEST VIRGINIA--88.5%
$400,000		Beckley, WV, Sewage System, Revenue Refunding Bonds, (Series A), 6.75% (Original Issue Yield: 6.875%), 10/1/2025	NR	$418,180
1,000,000		Berkeley County, WV, Board of Education, 2.375%, 6/1/2007	AA-	1,015,860
500,000		Berkeley County, WV, Board of Education, 2.40%, 6/1/2008	AA-	504,130
1,000,000		Berkeley County, WV, Board of Education, 4.50% (FGIC LOC)/(Original Issue Yield: 4.65%), 5/1/2014	AAA	1,063,360
140,000		Buckhannon West Virginia College Facility, Refunding Revenue Bond, 4.45%, 8/1/2007	NR	137,487
130,000		Buckhannon West Virginia College Facility, Refunding Revenue Bonds, 4.00% (Original Issue Yield: 3.999%), 8/1/2004	NR	128,961
140,000		Buckhannon West Virginia College Facility, Refunding Revenue Bonds, 4.15% (Original Issue Yield: 4.15%), 8/1/2005	NR	138,435
1,000,000		Cabell County, WV, Board of Education, GO UT, 5.50% (MBIA LOC)/(Original Issue Yield: 4.95%), 5/1/2006	AAA	1,085,810
500,000		Cabell County, WV, Board of Education, GO UT, 6.00% (MBIA INS), 5/1/2006	AAA	549,045
160,000		Charles Town, WV, Residential Mortgage Revenue Bonds, 6.20%, 3/1/2011	A1	163,014
355,000		Charles Town, WV, Revenue Refunding Bonds, 5.00% (Original Issue Yield: 5.15%), 10/1/2013	AA	375,902
340,000		Charles Town, WV, Revenue Refunding Bonds, 5.00%, 10/1/2012	AA	362,872
1,240,000		Charleston, WV, (GO UT), 7.20%, 10/1/2008	A1	1,482,172
500,000		Charleston, WV, Civic Center Revenue, Improvements, 6.25%, 12/1/2015	NR	539,415
LONG-TERM MUNICIPALS--(Continued)
		WEST VIRGINIA--(Continued)
$1,200,000		Charleston, WV, Urban Renewal Authority, Refunding Revenue Bonds, 5.30% (FSA LOC)/(Original Issue Yield: 5.274%), 12/15/2022	AAA	$1,288,980
1,155,000		Clarksburg, WV, Refunding Revenue Bonds, 4.25% (FGIC LOC)/(Original Issue Yield: 2.91%), 9/1/2006	AAA	1,230,860
500,000		Fairmont, WV, Waterworks, (Series 1999), 5.25% (AMBAC LOC), 7/1/2017	AAA	547,430
1,235,000		Fairmont, WV, Waterworks, Water Utility Improvement Revenue Bonds, 5.00% (AMBAC LOC), 7/1/2019	AAA	1,300,344
500,000		Harrison County, WV, Board of Education, GO UT, 6.20% (FGIC LOC)/(Original Issue Yield: 6.25%), 5/1/2004	AAA	506,565
500,000		Harrison County, WV, Board of Education, GO UT, 6.40% (FGIC INS)/(Original Issue Yield: 6.45%), 5/1/2006	AAA	553,455
680,000		Harrison County, WV, Building Commission, Health, Hospital, Nursing Home Improvements Revenue Bonds, 5.15% (AMBAC INS)/(Original Issue Yield: 5.32%), 4/1/2018	AAA	719,012
420,000		Jackson County, WV, Revenue Bonds, 7.375% (FGIC INS), 6/1/2010	AAA	529,297
735,000		Jefferson County, WV, Board of Education, GO UT, 5.20% (Original Issue Yield: 5.10%), 7/1/2007	AA-	812,734
250,000		Kanawha County, WV, Board of Education, GO UT, 4.65% (MBIA LOC)/(Original Issue Yield: 4.40%), 5/1/2004	AAA	252,232
375,000		Kanawha County, WV, Building Community, Judicial Annex Lease--Series A, 3.60%, 12/1/2009	NR	383,156
1,055,000		Kanawha County, WV, Building Community, Judicial Annex Lease--Series A, 5.00%, 12/1/2018	NR	1,081,628
285,000		Logan County, WV, Revenue Bonds, 8.00% (Logan County Health Care Center Ltd. Partnership Project), 12/1/2009	NR	337,278
60,000		Marshall County, WV, Special Obligation, Special Obligations Bonds, 6.50% (Original Issue Yield: 6.65%), 5/15/2010	AAA	70,504
LONG-TERM MUNICIPALS--(Continued)
		WEST VIRGINIA--(Continued)
$570,000		Mason County, WV, Pollution Control Revenue Bond, 5.45% (Ohio Power Co.)/(AMBAC INS)/(Original Issue Yield: 5.47%), 12/1/2016	AAA	$581,993
320,000		Morgantown, WV, Building Commission Municipal Building, Refunding Revenue Bonds, 2.00% (MBIA LOC)/(Original Issue Yield: 1.50%), 1/1/2005	AAA	322,378
215,000		Morgantown, WV, Building Commission Municipal Building, Refunding Revenue Bonds, 2.00% (MBIA LOC)/(Original Issue Yield: 2.15%), 1/1/2007	AAA	216,002
115,000		New Martinsville, WV, Building Commission, (Series A), 5.50% (Original Issue Yield: 5.50%), 12/1/2005	NR	115,358
100,000		New Martinsville, WV, Building Commission, (Series A), 5.75% (Original Issue Yield: 5.75%), 12/1/2007	NR	100,329
200,000		New Martinsville, WV, Building Commission, (Series A), 5.90% (Original Issue Yield: 5.90%), 12/1/2008	NR	200,680
350,000		Ohio County, WV, Board of Education, GO UT, 5.00% (MBIA LOC)/(Original Issue Yield: 5.25%), 6/1/2013	AAA	381,255
1,000,000		Ohio County, WV, Board of Education, GO UT, 5.00% (Original Issue Yield: 5.25%), 6/1/2013	AA-	1,081,150
785,000		Ohio County, WV, Board of Education, GO UT Refunding Bonds, 5.125% (MBIA INS)/(Original Issue Yield: 5.375%), 6/1/2018	AAA	843,051
670,000		Parkersburg, WV, Parking Systems, (Series A), 5.00% (Original Issue Yield: 5.00%), 6/1/2018	NR	642,476
1,155,000		Pleasants County, WV, PCR, (Refunding Revenue Bonds), 5.30%, 12/1/2008	Baa1	1,168,005
1,795,000		Raleigh, Fayette & Nicholas Counties, WV, Refunding Bond, 6.25% (Original Issue Yield: 6.60%), 8/1/2011	AAA	2,170,514
2,015,000		Randolph County, WV, Refunding Revenue Bonds, 5.20% (Davis Health Systems, Inc.)/(FSA INS), 11/1/2015	AAA	2,220,711
105,000		Shepherd College Board, 3.00%, 12/1/2005	A3	107,381
115,000		Shepherd College Board, 3.00%, 12/1/2007	A3	117,589
120,000		Shepherd College Board, 3.40%, 12/1/2009	A3	122,951
LONG-TERM MUNICIPALS--(Continued)
		WEST VIRGINIA--(Continued)
$500,000		South Charleston, WV, Revenue Bonds, 5.50% (MBIA INS), 10/1/2009	AAA	$501,515
205,000		West Liberty State College, WV, 3.75%, 6/1/2008	BAA2	209,282
275,000		West Liberty State College, WV, 3.75%, 6/1/2008	BAA2	279,628
620,000		West Liberty State College, WV, 3.75%, 6/1/2008	BAA3	632,952
430,000		West Liberty State College, WV, 4.70%, 6/1/2012	BAA2	441,829
965,000		West Liberty State College, WV, 4.80%, 6/1/2012	BAA3	992,522
1,000,000		West Virginia EDA, 5.00% (AMBAC LOC)/(Original Issue Yield: 5.09%), 7/15/2022	AAA	1,040,180
410,000		West Virginia EDA, Refunding Revenue Bonds, 2.60%, 11/1/2005	A+	417,704
500,000		West Virginia EDA, Refunding Revenue Bonds, 3.00%, 11/1/2006	A+	514,605
1,000,000		West Virginia EDA, Revenue Bonds, 5.50% (MBIA LOC), 6/1/2016 (@101)	AAA	1,126,600
900,000		West Virginia Higher Education, (Series A), 3.75% (MBIA LOC)/(Original Issue Yield: 3.83%), 4/1/2011	AAA	939,681
2,000,000		West Virginia Higher Education, Revenue Bonds, 5.00% (MBIA LOC), 4/1/2012	AAA	2,242,100
530,000		West Virginia Housing Development Fund, (Series A), 5.55%, 11/1/2014	AAA	555,721
735,000		West Virginia Housing Development Fund, Revenue Bonds, 5.35%, 11/1/2010	AAA	777,285
575,000		West Virginia State Building Commission Lease, (Series A), 5.50% (MBIA LOC)/(Original Issue Yield: 5.10%), 7/1/2006	AAA	627,072
360,000		West Virginia State Building Commission Lease, (Series B), 5.375% (AMBAC LOC)/(Original Issue Yield: 5.01%), 7/1/2018	AAA	406,854
1,000,000		West Virginia State Building Commission Lease, Refunding Revenue Bond, (Series A), 5.25% (AMBAC LOC), 7/1/2012	AAA	1,136,790
LONG-TERM MUNICIPALS--(Continued)
		WEST VIRGINIA--(Continued)
$1,500,000		West Virginia State Building Commission Lease, Refunding Revenue Bonds, 5.375% (AMBAC LOC)/(Original Issue Yield: 5.04%), 7/1/2021	AAA	$1,677,570
245,000		West Virginia State College, Refunding Revenue Bonds, 4.00% (Original Issue Yield: 4.02%), 6/1/2011	A3	251,546
300,000		West Virginia State Higher Education, 5.25% (FGIC LOC), 5/1/2014	AAA	331,938
500,000		West Virginia State Hospital Finance Authority, (Series A), 3.50% (Original Issue Yield: 3.62%), 6/1/2010	AAA	515,160
1,265,000		West Virginia State Hospital Finance Authority, (Series A), 5.00% (Original Issue Yield: 2.56%), 6/1/2007	AAA	1,382,607
605,000		West Virginia State Hospital Finance Authority, Prerefunded Revenue Bond, 6.75% (Charleston Area Medical Center LOC)/(Original Issue Yield: 6.89%), 9/1/2022	A2	752,348
20,000		West Virginia State Hospital Finance Authority, Refunding Revenue Bonds, 6.125% (Original Issue Yield: 6.25%), 9/1/2009	A2	22,932
80,000		West Virginia State Hospital Finance Authority, Refunding Revenue Bonds, 6.125% (Original Issue Yield: 6.25%), 9/1/2009	A2	93,986
1,750,000		West Virginia State Hospital Finance Authority, Revenue Bonds, 5.75% (Charleston Area Medical Center)/(MBIA INS)/(Original Issue Yield: 5.98%), 9/1/2013	AAA	1,891,768
20,000		West Virginia State Hospital Finance Authority, Unrefunded Revenue Bond, 6.00% (Original Issue Yield: 6.10%), 9/1/2007	A2	22,324
145,000		West Virginia State Hospital Finance Authority, Unrefunded Revenue Bond, 6.75% (Charleston Area Medical Center LOC)/(Original Issue Yield: 6.89%), 9/1/2022	A2	160,949
1,000,000		West Virginia State Housing Development Fund, (Series A), 5.05%, 11/1/2014	AAA	1,051,490
LONG-TERM MUNICIPALS--(Continued)
		WEST VIRGINIA--(Continued)
$900,000		West Virginia State Housing Development Fund, (Series A), 4.90% (Original Issue Yield: 4.899%), 11/1/2014	AAA	$943,614
1,200,000		West Virginia State Housing Development Fund, (Series C), 5.80% (Original Issue Yield: 5.80%), 5/1/2017	AAA	1,270,800
940,000		West Virginia State Housing Development Fund, (Series E), 2.30% (Original Issue Yield: 2.299%), 5/1/2004	AAA	942,566
1,000,000		West Virginia State Housing Development Fund, Revenue Refunding Bonds (Series A), 5.10%, 11/1/2015	AAA	1,048,540
500,000		West Virginia State, GO UT, 4.40% (Original Issue Yield: 4.50%), 6/1/2006	AAA	532,025
100,000		West Virginia State, GO UT, 5.00% (FGIC LOC)/(Original Issue Yield: 4.55%), 6/1/2007	AAA	109,840
1,000,000	(1)	West Virginia State, GO UT (FGIC LOC)/(Original Issue Yield: 4.80%), 11/1/2009	AAA	841,760
2,000,000	(1)	West Virginia State, GO UT Water Utility & Sewer Improvements (Original Issue Yield: 4.98%), 11/1/2010	AAA	1,607,980
720,000		West Virginia State, Revenue Bonds (Series A), 5.00% (Marshall University)/(Original Issue Yield: 5.17%), 5/1/2020	AAA	755,280
1,250,000		West Virginia State, Revenue Bonds (Series A), 5.00% (Marshall University)/(Original Issue Yield: 5.19%), 5/1/2021	AAA	1,302,762
1,210,000		West Virginia University, 5.00% (MBIA LOC), 4/1/2007	AAA	1,323,450
120,000		West Virginia University Board of Regents, Revenue Bonds, 5.90%, 4/1/2004	A+	120,996
15,000		West Virginia University Board of Regents, Revenue Bonds, 5.90% (MBIA INS), 4/1/2004	AAA	15,124
1,000,000		West Virginia University, (Series A), 5.50% (MBIA LOC)/(Original Issue Yield: 5.08%), 4/1/2016	AAA	1,152,220
500,000		West Virginia University, Refunding Revenue Bonds, 5.00% (AMBAC LOC)/(Original Issue Yield: 5.22%), 5/1/2017	AAA	533,890
LONG-TERM MUNICIPALS--(Continued)
		WEST VIRGINIA--(Continued)
$1,000,000		West Virginia University, Revenue Bonds (Series B), 5.00% (West Virginia University Project)/(AMBAC INS)/(Original Issue Yield: 5.19%), 5/1/2015	AAA	$1,082,180
100,000		West Virginia University, Revenue Bonds, 5.50% (AMBAC INS)/(Original Issue Yield: 5.55%), 4/1/2009	AAA	108,595
365,000		West Virginia Water Development Authority, 3.75% (AMBAC LOC), 11/1/2011	AAA	380,739
500,000		West Virginia Water Development Authority, (Series A), 3.875% (AMBAC LOC)/(Original Issue Yield: 3.92%), 10/1/2013	AAA	512,975
2,000,000		West Virginia Water Development Authority, (Series A), 4.40% (AMBAC LOC)/(Original Issue Yield: 4.47%), 10/1/2018	AAA	2,039,700
100,000		West Virginia Water Development Authority, (Series A), 5.125% (FSA LOC)/(Original Issue Yield: 5.15%), 10/1/2012	AAA	110,450
400,000		West Virginia Water Development Authority, (Series A), 5.375% (FSA LOC)/(Original Issue Yield: 5.40%), 10/1/2015	AAA	448,592
985,000		West Virginia Water Development Authority, (Series A), 5.50% (FSA LOC)/(Original Issue Yield: 5.65%), 10/1/2020	AAA	1,091,035
425,000		Wetzel County, WV, Board of Education, GO UT, 7.00% (MBIA INS)/(Original Issue Yield: 7.15%), 5/1/2004	AAA	431,434
500,000		Wheeling, WV, Waterworks & Sewer Systems, Revenue Refunding Bonds, 4.90% (FGIC INS)/(Original Issue Yield: 5.00%), 6/1/2006	AAA	537,260
40,000		Wood County, WV, Building Commission, Revenue Refunding Bonds, 6.625% (St. Joseph Hospital, Parkersburg)/(AMBAC INS), 1/1/2006	AAA	42,114

TOTAL LONG-TERM MUNICIPALS (identified cost $64,638,852)				68,252,800

Principal Amount or Shares			Credit* Rating	Value
SHORT-TERM MUNICIPALS--2.6%
		WEST VIRGINIA--2.6%
$2,000,000		West Virginia State Hospital Finance Authority, (Series B) Weekly VRDNs (indentified cost $2,000,000)	AAA	$2,000,000

GOVERNMENT AGENCIES--2.6%
2,000,000		Federal Home Loan Bank System, Discount Bond, 3/1/2004 (identified cost $1,998,470)		1,998,470

MUTUAL FUND--3.9%
2,979,034	(2)	Tax-Free Obligations Fund (at net asset value)		2,979,034

TOTAL INVESTMENTS--97.6% (identified cost $71,616,356)(3)				75,230,304

OTHER ASSETS AND LIABILITIES--NET--2.4%				1,884,302

TOTAL NET ASSETS--100%				$77,114,606

At January 31, 2004, the Fund holds no securities that are subject to federal alternative minimum tax ("AMT").

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(1) Denotes a Zero Coupon bond with effective rate at time of purchase.

(2) Affiliated company.

(3) The cost of investments for federal tax purposes amounts to $71,563,474.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GO	--General Obligation
INS	--Insured
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
PCR	--Pollution Control Revenue
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

WESMARK FUNDS
STATEMENTS OF ASSETS AND LIABILITIES

January 31, 2004

	WesMark Small Company Growth Fund	WesMark Growth Fund	WesMark Balanced Fund	WesMark Bond Fund	WesMark West Virginia Municipal Bond Fund
Assets:
Total investments in securities, at value (a)	$ 19,248,845	$ 259,832,967	$ 65,439,183	$ 181,100,049	$ 75,230,304
Cash	1,370	46,255	37,373	--	--
Receivable for:
Income	816	122,029	307,679	1,625,123	765,819
Investments sold	--	--	--	--	1,294,871
Fund shares sold	17,338	119,710	53,950	83,592	20,000

Total assets	19,268,369	260,120,961	65,838,185	182,808,764	77,310,994

Liabilities:
Payable for:
Investments purchased	58,000	--	--	--	--
Fund shares redeemed	--	500	5,400	10,810	--
Investment adviser fee (Note 5)	--	--	21	27	--
Custodian fees (Note 5)	544	1,179	316	80	239
Transfer and dividend disbursing agent fees and expenses (Note 5)	3,831	6,568	2,992	3,539	3,154
Directors'/Trustees' fees	--	722	--	348	562
Auditing fees	13,357	13,220	14,209	14,085	14,493
Legal fees	717	417	662	336	429
Portfolio accounting fees	1,767	19,973	5,525	15,647	7,675
Share registration cost	3,995	7,990	4,114	2,846	3,023
Printing and postage	4,174	6,983	2,536	2,999	5,272
Insurance premiums	80	29	13	49	--
Income distribution payable	--	--	--	340,106	160,996
Accrued expenses	525	3,083	1,149	2,390	545

Total liabilities	86,990	60,664	36,937	393,262	196,388

Net Assets Consist of:
Paid in capital	21,841,557	245,280,213	66,226,143	178,929,530	73,339,178
Net unrealized appreciation of investments	2,216,431	27,135,037	7,166,006	4,155,240	3,613,948
Accumulated net realized gain (loss) on investments	(4,876,609)	(12,618,942)	(7,604,248)	(677,570)	161,062
Undistributed net investment income	--	263,989	13,347	8,302	418

Total Net Assets	$ 19,181,379	$ 260,060,297	$ 65,801,248	$ 182,415,502	$ 77,114,606

Shares Outstanding	2,565,269	20,302,623	7,230,614	18,192,892	7,256,733

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net Asset Value Per Share	$ 7.48	$ 12.81	$ 9.10	$ 10.03	$ 10.63

Offering Price Per Share (b)	$ 7.85c)	$ 13.45c)	$ 9.55c)	$ 10.42d)	$ 11.04d)

Redemption Proceeds Per Share	$ 7.48	$ 12.81	$ 9.10	$ 10.03	$ 10.63

Investments, at identified cost	$ 17,032,414	$ 232,697,930	$ 58,273,177	$ 176,944,809	$ 71,616,356

(a) Including $693,585, $1,433,534, $1,786,668, $933,779 and $2,979,034, respectively, of investments in affiliated issuers (Note 5).

(b) See "What Do Shares Cost?" in the Prospectus.

(c) Computation of offering price per share 100/95.25 of net asset value.

(d) Computation of offering price per share 100/96.25 of net asset value.

See Notes which are an integral part of the Financial Statements

WESMARK FUNDS
STATEMENTS OF OPERATIONS

Year Ended January 31, 2004

	WesMark Small Company Growth Fund	WesMark Growth Fund	WesMark Balanced Fund	WesMark Bond Fund	WesMark West Virginia Municipal Bond Fund
Investment Income:
Dividends (a)	$ 45,248	$ 2,695,796 (b)	$ 1,017,773 (c)	$ 145,957	$ 20,416
Interest	9,524	89,377	809,641	6,726,769	2,924,133

Total income	54,772	2,785,173	1,827,414	6,872,726	2,944,549

Expenses:
Investment adviser fee (Note 5)	118,922	1,654,149	464,118	1,040,870	439,375
Administrative personnel and services fee (Note 5)	75,000	296,103	83,172	233,235	98,456
Custodian fees (Note 5)	10,517	35,915	13,686	24,426	14,602
Transfer and dividend disbursing agent fees and expenses (Note 5)	29,045	44,625	34,219	34,700	26,535
Directors'/Trustees' fees	2,043	3,910	1,950	3,495	3,105
Auditing fees	16,108	15,070	18,709	17,802	18,405
Legal fees	4,929	4,818	5,345	5,186	4,951
Portfolio accounting fees	9,082	111,600	32,405	88,025	45,899
Shareholder services fee (Note 5)	39,641	551,383	154,706	433,696	183,073
Share registration costs	18,710	22,630	23,086	22,278	21,998
Printing and postage	7,710	17,447	5,060	6,715	5,538
Insurance premiums	2,718	3,243	3,260	5,085	3,461
Miscellaneous	1,082	5,698	2,609	4,300	2,488

Total expenses	335,507	2,766,591	842,325	1,919,813	867,886

Waivers (Note 5):
Waiver of investment adviser fee	(2,580)	(18,258)	(10,933)	(14,866)	(78,696)
Waiver of administrative personnel and services fee	(53,719)	--	--	--	--
Waiver of shareholder services fee	(16,366)	(227,511)	(64,099)	(179,970)	(75,963)

Total waivers	(72,665)	(245,769)	(75,032)	(194,836)	(154,659)

Net expenses	262,842	2,520,822	767,293	1,724,977	713,227

Net investment income (loss)	(208,070)	264,351	1,060,121	5,147,749	2,231,322

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(1,953,962)	(3,211,333)	(3,746,319)	1,356,539	201,284
Net change in unrealized appreciation/depreciation of investments	9,408,654	75,054,940	14,754,537	(469,853)	412,133

Net realized and unrealized gain on investments	7,454,692	71,843,607	11,008,218	886,686	613,417

Change in net assets resulting from operations	$ 7,246,622	$ 72,107,958	$ 12,068,339	$ 6,034,435	$ 2,844,739

(a) Including $2,716, $20,510, $12,494, $25,698 and $20,416, respectively, received from affiliated issuers (Note 5).

(b) Net of foreign taxes withheld of $33,428.

(c) Net of foreign taxes withheld of $9,125.

See Notes which are an integral part of the Financial Statements

WESMARK FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	WesMark Small Company Growth Fund		WesMark Growth Fund		WesMark Balanced Fund
	Year Ended January 31, 2004	Year Ended January 31, 2003	Year Ended January 31, 2004	Year Ended January 31, 2003	Year Ended January 31, 2004	Year Ended January 31, 2003
Increase (Decrease) in Net Assets:
Operations--
Net investment income (loss)	$ (208,070)	$ (165,785)	$ 264,351	$ 367,887	$ 1,060,121	$ 1,378,044
Net realized loss on investments	(1,953,962)	(2,870,577)	(3,211,333)	(8,919,047)	(3,746,319)	(3,836,767)
Net change in unrealized appreciation/depreciation of investments	9,408,654	(4,061,094)	75,054,940	(46,356,081)	14,754,537	(10,236,529)

Change in net assets resulting from operations	7,246,622	(7,097,456)	72,107,958	(54,907,241)	12,068,339	(12,695,252)

Distributions to Shareholders--
Distributions from net investment income	--	--	(337,580)	(284,894)	(1,059,292)	(1,397,880)

Share Transactions--
Proceeds from sale of shares	978,849	1,371,174	18,095,217	18,901,970	3,935,313	3,826,992
Net asset value of shares issued to shareholders in payment of distributions declared	--	--	198,719	167,418	349,384	452,570
Cost of shares redeemed	(2,740,120)	(3,621,573)	(15,059,189)	(20,135,268)	(8,301,283)	(9,216,588)

Change in net assets from share transactions	(1,761,271)	(2,250,399)	3,234,747	(1,065,880)	(4,016,586)	(4,937,026)

Change in net assets	5,485,351	(9,347,855)	75,005,125	(56,258,015)	6,992,461	(19,030,158)
Net Assets:
Beginning of period	13,696,028	23,043,883	185,055,172	241,313,187	58,808,787	77,838,945

End of period	19,181,379	13,696,028	260,060,297	185,055,172	65,801,248	58,808,787

Undistributed net investment income included in net assets at end of period	$ --	$ --	$ 263,989	$ 337,218	$ 13,347	$ 12,518

See Notes which are an integral part of the Financial Statements

WESMARK FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	WesMark Bond Fund		WesMark West Virginia Municipal Bond Fund
	Year Ended January 31, 2004	Year Ended January 31, 2003	Year Ended January 31, 2004	Year Ended January 31, 2003
Increase (Decrease) in Net Assets:
Operations--
Net investment income	$ 5,147,749	$ 6,499,658	$ 2,231,322	$ 2,526,447
Net realized gain (loss) on investments	1,356,539	(828,562)	201,284	71,167
Net change in unrealized appreciation/depreciation of investments	(469,853)	1,246,697	412,133	1,338,726

Change in net assets resulting from operations	6,034,435	6,917,793	2,844,739	3,936,340

Distributions to Shareholders--
Distributions from net investment income	(5,139,479)	(6,499,132)	(2,227,450)	(2,524,673)
Distributions from net realized gain on investments	--	--	(69,861)	--

Change in net assets from distributions to shareholders	(5,139,479)	(6,499,132)	(2,297,311)	(2,524,673)

Share Transactions--
Proceeds from sale of shares	21,993,186	22,790,726	7,992,070	10,620,295
Net asset value of shares issued to shareholders in payment of distributions declared	1,459,668	1,748,425	302,161	335,484
Cost of shares redeemed	(10,483,720)	(18,194,981)	(2,684,486)	(7,005,190)

Change in net assets from share transactions	12,969,134	6,344,170	5,609,745	3,950,589

Change in net assets	13,864,090	6,762,831	6,157,173	5,362,256
Net Assets:
Beginning of period	168,551,412	161,788,581	70,957,433	65,595,177

End of period	182,415,502	168,551,412	77,114,606	70,957,433

Undistributed net investment income included in net assets at end of period	$ 8,302	$ 32	$ 418	$ 8,484

See Notes which are an integral part of the Financial Statements

WESMARK FUNDS
FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Year Ended January 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions
WesMark Small Company Growth Fund
2001(c)	$ 10.00	(0.01)	(0.36)	(0.37)	--	(0.23)	(0.23)
2002	$ 9.40	(0.05)	(2.24)	(2.29)	--	(0.21)	(0.21)
2003	$ 6.90	--	(2.15)	(2.15)	--	--	--
2004	$ 4.75	--	2.73	2.73	--	--	--
WesMark Growth Fund
2000	$ 12.74	0.01	3.95	3.96	(0.01)	(1.60)	(1.61)
2001	$ 15.09	0.08	3.48	3.56	(0.08)	(3.47)	(3.55)
2002	$ 15.10	0.04	(2.61)	(2.57)	(0.03)	(0.59)	(0.62)
2003	$ 11.91	0.02	(2.69)	(2.67)	(0.01)	--	(0.01)
2004	$ 9.23	0.01	3.59	3.60	(0.02)	--	(0.02)
WesMark Balanced Fund
2000	$ 9.81	0.25	1.07	1.32	(0.25)	(0.24)	(0.49)
2001	$ 10.64	0.27	1.26	1.53	(0.27)	(0.76)	(1.03)
2002	$ 11.14	0.21	(1.57)	(1.36)	(0.21)	(0.22)	(0.43)
2003	$ 9.35	0.17	(1.73)	(1.56)	(0.18)	--	(0.18)
2004	$ 7.61	0.14	1.49	1.63	(0.14)	--	(0.14)
WesMark Bond Fund
2000	$ 10.11	0.56	(0.89)	(0.33)	(0.56)	(0.01)	(0.57)
2001	$ 9.21	0.59	0.63	1.22	(0.59)	--	(0.59)
2002	$ 9.84	0.53	0.11	0.64	(0.53)	--	(0.53)
2003	$ 9.95	0.39	0.03	0.42	(0.39)	--	(0.39)
2004	$ 9.98	0.30	0.05	0.35	(0.30)	--	(0.30)
WesMark West Virginia Municipal Bond Fund
2000	$ 10.41	0.44	(0.72)	(0.28)	(0.44)	(0.03)	(0.47)
2001	$ 9.66	0.45	0.61	1.06	(0.45)	(0.00)(d)	(0.45)
2002	$ 10.27	0.45 (f)	0.04 (f)	0.49	(0.44)	--	(0.44)
2003	$ 10.32	0.39	0.22	0.61	(0.39)	--	(0.39)
2004	$ 10.54	0.32	0.10	0.42	(0.32)	(0.01)	(0.33)

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown.

(c) Reflects operations for the period from August 8, 2000 (date of initial public investment) to January 31, 2001.

(d) Represents less than $0.01.

(e) Computed on an annualized basis.

(f) As required effective February 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. For the year ended January 31, 2002, this change increased the net investment income per share by $0.01, decreased net realized and unrealized gain per share by $0.01, and increased the ratio of net investment income to average net assets from 4.32% to 4.36%. Per share, ratios and supplemental data for the periods prior to February 1, 2001, have not been restated to reflect this change in presentation.

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets
Net Asset Value, End of Period	Total Return(a)	Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement(b)	Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate
WesMark Small Company Growth Fund
$ 9.40	(3.16)%	1.70%(e)	(0.40)%(e)	0.28%(e)	$ 25,162	27%
$ 6.90	(24.53)%	1.47%	(0.73)%	0.20%	$ 23,044	24%
$ 4.75	(31.16)%	1.48%	(0.91)%	0.29%	$ 13,696	40%
$ 7.48	57.47%	1.66%	(1.31)%	0.46%	$ 19,181	66%
WesMark Growth Fund
$15.09	31.22%	0.95%	0.10%	0.01%	$ 183,304	71%
$15.10	25.41%	0.97%	0.58%	0.01%	$ 256,282	77%
$11.91	(17.23)%	0.97%	0.30%	0.01%	$ 241,313	37%
$ 9.23	(22.40)%	1.12%	0.18%	0.01%	$ 185,055	36%
$12.81	39.04%	1.14%	0.12%	0.11%	$ 260,060	60%
WesMark Balanced Fund
$10.64	13.52%	0.90%	2.38%	0.15%	$ 73,864	44%
$11.14	14.99%	0.98%	2.41%	0.11%	$ 86,205	48%
$ 9.35	(12.40)%	0.97%	2.09%	0.10%	$ 77,839	42%
$ 7.61	(16.87)%	1.18%	2.07%	0.03%	$ 58,809	36%
$ 9.10	21.64%	1.24%	1.71%	0.12%	$ 65,801	52%
WesMark Bond Fund
$ 9.21	(3.41)%	0.72%	5.85%	0.10%	$ 125,123	26%
$ 9.84	13.71%	0.82%	6.22%	0.06%	$ 152,227	25%
$ 9.95	6.61%	0.78%	5.28%	0.05%	$ 161,789	50%
$ 9.98	4.27%	0.94%	3.89%	0.01%	$ 168,551	64%
$10.03	3.52%	0.99%	2.97%	0.11%	$ 182,416	74%
WesMark West Virginia Municipal Bond Fund
$ 9.66	(2.77)%	0.65%	4.37%	0.30%	$ 64,057	30%
$10.27	11.26%	0.73%	4.53%	0.30%	$ 63,625	29%
$10.32	4.92%	0.66%	4.36%(f)	0.30%	$ 65,595	26%
$10.54	6.04%	0.84%	3.76%	0.21%	$ 70,957	17%
$10.63	4.06%	0.97%	3.05%	0.21%	$ 77,115	34%

WESMARK FUNDS
NOTES TO FINANCIAL STATEMENTS

January 31, 2004

(1) Organization

WesMark Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of five portfolios (individually referred to as the "Fund", or collectively as the "Funds") which are presented herein:

Portfolio Name	Diversification	Investment Objective
WesMark Small Company Growth Fund ("Small Company Growth Fund")	diversified	to achieve capital appreciation

WesMark Growth Fund ("Growth Fund")	diversified	to achieve capital appreciation

WesMark Balanced Fund ("Balanced Fund")	diversified	to achieve capital appreciation and income

WesMark Bond Fund ("Bond Fund")	diversified	to achieve high current income consistent with preservation of capital

WesMark West Virginia Municipal Bond Fund ("West Virginia Municipal Bond Fund")	non-diversified	to achieve current income which is exempt from federal income tax and income taxes imposed by the State of West Virginia

The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation--U.S. government securities, listed corporate bonds, and other fixed income and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Domestic and foreign equity securities are valued at the last sale price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, Eastern Time, on the day the value of the foreign security is determined. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions--Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization/Paydown Gains and Losses--All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized an principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes--It is each Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates--The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other--Investment transactions are accounted for on a trade date basis.

(3) Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

	Small Company Growth Fund
	Year Ended January 31, 2004	Year Ended January 31, 2003
Shares sold	156,669	238,226
Shares redeemed	(475,811)	(694,584)

Net change resulting from share transactions	(319,142)	(456,358)

	Growth Fund
	Year Ended January 31, 2004	Year Ended January 31, 2003
Shares sold	1,628,450	1,770,325
Shares issued to shareholders in payment of distributions declared	21,163	15,979
Shares redeemed	(1,401,665)	(1,991,672)

Net change resulting from share transactions	247,948	(205,368)

	Balanced Fund
	Year Ended January 31, 2004	Year Ended January 31, 2003
Shares sold	462,473	455,775
Shares issued to shareholders in payment of distributions declared	41,543	54,775
Shares redeemed	(1,004,484)	(1,105,405)

Net change resulting from share transactions	(500,468)	(594,855)

	Bond Fund
	Year Ended January 31, 2004	Year Ended January 31, 2003
Shares sold	2,198,842	2,294,747
Shares issued to shareholders in payment of distributions declared	145,865	175,860
Shares redeemed	(1,047,870)	(1,834,944)

Net change resulting from share transactions	1,296,837	635,663

	West Virginia Municipal Bond Fund
	Year Ended January 31, 2004	Year Ended January 31, 2003
Shares sold	751,916	1,015,975
Shares issued to shareholders in payment of distributions declared	28,481	32,105
Shares redeemed	(253,589)	(673,355)

Net change resulting from share transactions	526,808	374,725

(4) Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for net investment income (loss) and reversal of discount accretion/premium amortization on debt securities.

For the year ended January 31, 2004, permanent differences identified and reclassified among the components of net assets were as follows:

	Increase (Decrease)
Fund Name	Paid In Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
Small Company Growth Fund	$(208,070)	$208,070	$ --

West Virginia Municipal Bond Fund	--	(11,938)	11,938

Net investment income, net realized gains (losses) as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended January 31, 2004 and 2003, were as follows:

	2004
Fund Name	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gains	Total
Growth Fund	$ --	$ 337,580	$ --	$ 337,580

Balanced Fund	--	1,059,292	--	1,059,292

Bond Fund	--	5,139,479	--	5,139,479

West Virginia Municipal Bond Fund	2,207,742	19,708	69,861	2,297,311

	2003
Fund Name	Tax-Exempt Income	Ordinary Income*	Total
Growth Fund	$ --	$ 284,894	$ 284,894

Balanced Fund	--	1,397,880	1,397,880

Bond Fund	--	6,499,132	6,499,132

West Virginia Municipal Bond Fund	2,501,993	22,680	2,524,673

*For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of January 31, 2004, the components of distributable earnings on a tax basis were as follows:

Fund Name	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation (Depreciation)	Capital Loss Carryforward
Small Company Growth Fund	$ --	$ --	$ --	$ 2,213,109	$ 4,574,061

Growth Fund	--	263,989	--	27,135,037	12,618,943

Balanced Fund	--	13,347	--	7,166,006	7,604,247

Bond Fund	--	348,408	--	4,155,240	677,570

West Virginia Municipal Bond Fund	136,830	24,584	108,180	3,666,830	--

For federal income tax purposes, the following amounts apply as of January 31, 2004:

Fund Name	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Small Company Growth Fund	$ 17,035,736	$ 2,886,837	$ 673,728	$ 2,213,109

Growth Fund	232,697,930	32,678,029	5,542,992	27,135,037

Balanced Fund	58,273,177	8,294,270	1,128,264	7,166,006

Bond Fund	176,944,809	4,452,204	296,964	4,155,240

West Virginia Municipal Bond Fund	71,563,474	3,784,351	117,521	3,666,830

The difference between book-basis and tax basis unrealized appreciation is attributed to differing treatments for the tax deferral of losses on wash sales.

At January 31, 2004, the Funds had capital loss carryforwards which will reduce the Funds' taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

Fund Name	2009	2010	2011	2012	Total
Small Company Growth Fund	$ --	$ 52,070	$ 1,714,474	$ 2,807,517	$ 4,574,061

Growth Fund	--	488,563	3,959,173	8,171,207	12,618,943

Balanced Fund	--	11,959	2,894,019	4,698,269	7,604,247

Bond Fund	677,570	--	--	--	677,570

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of January 31, 2004, for federal income tax purposes, post October losses as follows were deferred to February 1, 2004.

Fund Name	Post October Losses
Small Company Growth Fund	$ 299,226

(5) Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee--WesBanco Investment Department, the Funds' investment adviser (the "Adviser"), receives for its services an annual fee equal to the percentage of each Fund's average daily net assets as follows:

Fund Name	Investment Adviser Fee Percentage
Small Company Growth Fund	0.75%
Growth Fund	0.75%
Balanced Fund	0.75%
Bond Fund	0.60%
West Virginia Municipal Bond Fund	0.60%

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee--Federated Services Company ("FServ") provides the Funds with certain administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate net assets of the Trust for the period, subject to a $75,000 minimum per portfolio. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntarily waiver at any time at its sole discretion.

Distribution (12b-1) Fee--The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds may compensate Edgewood Services, Inc. ("Edgewood"), the principal distributor, from the net assets of the Funds to finance activities intended to result in the sale of each Fund's shares. The Plan provides that the Funds may incur distribution expenses up to 0.25% of the average daily net assets of each Fund's shares, annually, to compensate Edgewood. Edgewood may voluntarily choose to waive any portion of its fee. Edgewood can modify or terminate this voluntary waiver at any time at its sole discretion.

For the year ended January 31, 2004, the Funds did not incur fees under the Plan.

Shareholder Services Fee--Under the terms of a Shareholder Services Agreement with WesBanco Trust and Investment Services ("WesBanco"), the Funds may pay WesBanco up to 0.25% of average daily net assets for the period. The fee paid to WesBanco is used to finance certain services for shareholders and to maintain shareholder accounts. WesBanco may voluntarily choose to waive any portion of its fee. WesBanco can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses--FServ, through its subsidiary Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Custodian Fees--WesBanco is the Funds' custodian. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses. WesBanco may voluntarily choose to waive any portion of its fee. WesBanco can modify or terminate this voluntary waiver at any time at its sole discretion.

Other Affiliated Parties and Transactions--Pursuant to an exemptive order issued by the Securities Exchange Commission, the Funds may invest in certain affiliated money market funds which are distributed by an affiliate of the Funds' distributor.

Income distributions earned by the affiliated money market funds are recorded as income in the accompanying financial statements as follows:

Fund Name	Affiliated Fund Name	Income from Affiliated Issuers
Small Company Growth Fund	U.S. Treasury Cash Reserves	$ 2,716

Growth Fund	U.S. Treasury Cash Reserves	20,510

Balanced Fund	U.S. Treasury Cash Reserves	12,494

Bond Fund	Prime Obligations Fund	25,698

West Virginia Municipal Bond Fund	Tax-Free Obligations Fund	20,416

General--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(6) Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended January 31, 2004, were as follows:

Fund Name	Purchases	Sales
Small Company Growth Fund	$ 9,787,482	$ 11,138,392

Growth Fund	125,855,740	127,337,634

Balanced Fund	19,080,673	28,806,218

Bond Fund	37,005,137	27,098,624

West Virginia Municipal Bond Fund	25,515,241	22,965,282

(7) Concentration of Credit Risk

Since the West Virginia Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at January 31, 2004, 50.2% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 18.5% of total investments.

Additionally, the Funds may invest a portion of its assets in securities of companies that are deemed by the Funds' management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.

(8) Federal Tax Information (Unaudited)

For the year ended January 31, 2004, the WesMark West Virginia Municipal Bond Fund designated $69,861 as long-term capital gain dividends.

For the year ended January 31, 2004, 99.12% of the distributions from net investment income for WesMark West Virginia Municipal Bond Fund is exempt from federal income tax.

Of the ordinary income (including short-term capital gain) distributions made by the Funds during the year ended January 31, 2004, the percentages qualify for the dividend received deduction available to corporate shareholders are as follows:

Fund Name	Percentage
Growth Fund	84.11%

Balanced Fund	40.36%

Bond Fund	1.75%

For the fiscal year ended January 31, 2004, the following percentages of total ordinary dividends paid by the Funds are qualifying dividends which may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV. The percentages were as follows:

Fund Name	Percentage
Growth Fund	100.00%

Balanced Fund	100.00%

Bond Fund	2.34%

WESMARK FUNDS

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of
WESMARK FUNDS:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of WesMark Funds (the "Trust") comprising WesMark Small Company Growth Fund, WesMark Growth Fund, WesMark Balanced Fund, WesMark Bond Fund and WesMark West Virginia Municipal Bond Fund as of January 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at January 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of WesMark Funds as of January 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
March 11, 2004

WESMARK FUNDS
BOARD OF TRUSTEES AND TRUST OFFICERS

January 31, 2004

The Board is responsible for managing the Funds' business affairs and for exercising all the Funds' powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Funds (i.e, "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The WesMark Fund Complex consists of one investment company (comprising five portfolios). Unless otherwise noted, each Officer is elected annually, Unless otherwise noted, each Board member oversees all portfolios in the WesMark Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Federated Investors Funds--136 portfolios and Golden Oak ® Family of Funds--seven portfolios.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)

John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving February 1996

Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman, Federated Investment Management Company, Federated Global Investment Management Corp., and Passport Research, Ltd.

Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 TRUSTEE AND EXECUTIVE VICE PRESIDENT Began serving: February 1996

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman Federated Equity Management Company of Pennsylvania, Passport Research Ltd. and Passport Research II Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Position: President, Federated Investment Counseling.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: February 1996

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)

Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: February 1996

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE Began serving: February 1996

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1997

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

INDEPENDENT TRUSTEES BACKGROUND--Continued

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: February 1996

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing, communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1996

Principal Occupations: Chancellor and Law Professor, Duquesne University; Consulting Partner, Murray, Houge & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: February 1996

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing/Conference Planning.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

INDEPENDENT TRUSTEES BACKGROUND--Continued

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) and Previous Position(s)

Charles L. Davis Jr. Birth Date: March 23, 1960 PRESIDENT Began serving: November 2003

Principal Occupations: Vice President, Director of Mutual Fund Services and Strategic Relationship Management, Federated Services Company; Vice President, Edgewood Services.

Previous Positions: President, Federated Clearing Services; Director, Business Development, Mutal Fund Services, Federated Services Company.

John W. McGonigle Birth Date: October 26, 1938 VICE PRESIDENT AND SECRETARY Began serving: February 1996

Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: August 2000

Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Beth S. Broderick Birth Date: August 2, 1965 VICE PRESIDENT Began serving: August 2000	Principal Occupations: Vice President, Federated Services Company since 1999. Previous Positions: Client Services Officer, Federated Services Company from 1992 to 1997.

OFFICERS--Continued

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) and Previous Position(s)

Judith J. Mackin Birth Date: May 30, 1960 VICE PRESIDENT Began serving: August 2000	Principal Occupations: Vice President and Director of Administration for Mutual Fund Services Group of Federated Investors, Inc.

Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and Assistant Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University, Pittsburgh, Pennsylvania, since May 12, 2000. Mr. John E. Murray, Jr., an Independent Trustee of the Funds, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August 15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.

WESMARK FUNDS

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in a Fund's portfolio is available, without charge and upon request, by calling 1-800-864-1013. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

[Logo of WesMark Funds]

[Logo of WesMark Funds]

Family of Funds
Combined Annual Report

[Logo of WesBanco Investment Department]

Investment Adviser
A Division of WesBanco Bank, Inc.

Cusip 951025501
Cusip 951025204
Cusip 951025303
Cusip 951025402
Cusip 951025105

Edgewood Services, Inc., Distributor

G02160-05 (3/04)

Item 2.     Code of Ethics

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards  for  Investment  Companies - Ethical
Standards for Principal  Executive and Financial  Officers") that applies to the registrant's  Principal Executive Officer and Principal  Financial Officer;  the
registrant's Principal Financial Officer also serves as the Principal Accounting
Officer.

The registrant  hereby  undertakes to provide any person,  without charge,  upon request,  a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400,  and ask for a copy of the Section 406
Standards for Investment  Companies - Ethical Standards for Principal  Executive
and Financial Officers.

Item 3.     Audit Committee Financial Expert

The  registrant's  Board has  determined  that each member of the Board's  Audit
Committee is an "audit committee financial expert," and that each such member is
"independent,"  for purposes of this Item. The Audit  Committee  consists of the following  Board members:  Thomas G. Bigley,  John T. Conroy,  Jr.,  Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

            (a)   Audit Fees billed to the registrant for the two most
                  recent fiscal years:

                  Fiscal year ended 2004 - $87,800

                  Fiscal year ended 2003 - $85,500

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)          Tax Fees billed to the registrant for the two most recent
             fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)         All Other Fees billed to the registrant for the two most
            recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

     The Audit Committee is required to pre-approve audit and non-audit services performed by the  independent  auditor in order to assure that the  provision of such services do not impair the auditor's independence. Unless a type of service to be provided by the independent auditor has received general pre-approval,  it will require specific pre-approval by the Audit Committee. Any proposed services exceeding  pre-approved  cost levels will require  specific  pre-approval by the
Audit Committee.

     Certain services have the general pre-approval of the Audit Committee.  The term of the general  pre-approval  is 12 months  from the date of  pre-approval, unless the Audit Committee  specifically  provides for a different  period.  The
Audit  Committee  will annually  review the services that may be provided by the independent  auditor  without  obtaining  specific  pre-approval  from the Audit
Committee  and may  grant  general  pre-approval  for such  services.  The Audit
Committee  will revise the list of general  pre-approved  services  from time to time, based on subsequent determinations.  The Audit Committee will not delegate its  responsibilities  to  pre-approve  services  performed  by the  independent auditor to management.

     The Audit Committee has delegated  pre-approval  authority to its Chairman.
The Chairman will report any  pre-approval  decisions to the Audit  Committee at its next scheduled  meeting.  The Committee  will designate  another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

     The annual Audit services  engagement terms and fees will be subject to the specific  pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

     In addition to the annual Audit services engagement  specifically  approved by the Audit Committee,  the Audit Committee may grant general  pre-approval for other Audit Services, which are those services that only the independent auditor reasonably  can provide.  The Audit  Committee  has  pre-approved  certain Audit services,  all other Audit  services must be  specifically  pre-approved  by the
Audit Committee.

AUDIT-RELATED SERVICES

     Audit-related   services  are  assurance  and  related  services  that  are reasonably  related to the  performance  of the audit or review of the Company's financial  statements  or that are  traditionally  performed by the  independent auditor.  The Audit  Committee  believes  that the  provision  of  Audit-related services does not impair the  independence of the auditor,  and has pre-approved certain  Audit-related  services,  all  other  Audit-related  services  must  be specifically pre-approved by the Audit Committee.

TAX SERVICES

     The Audit Committee  believes that the independent  auditor can provide Tax services to the Company  such as tax  compliance,  tax  planning  and tax advice without impairing the auditor's independence.  However, the Audit Committee will not  permit the  retention  of the  independent  auditor  in  connection  with a transaction  initially  recommended by the independent  auditor,  the purpose of which may be tax  avoidance  and the tax treatment of which may not be supported in the Internal  Revenue Code and related  regulations.  The Audit Committee has pre-approved certain Tax services,  all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

     With  respect to the  provision  of services  other than  audit,  review or attest services the pre-approval requirement is waived if:

(1)  The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues  paid by the  registrant,  the registrant's adviser (not including any sub-adviser whose role is primarily portfolio  management  and is  subcontracted  with or  overseen  by another investment  adviser),  and any entity controlling,  controlled by, or under common control with the investment  adviser that provides  ongoing services to the  registrant  to its  accountant  during the fiscal year in which the services are provided;

(2)  Such  services  were not  recognized by the  registrant,  the  registrant's adviser (not including any  sub-adviser  whose role is primarily  portfolio management  and is  subcontracted  with or overseen  by another  investment adviser),  and any  entity  controlling,  controlled  by,  or under  common control with the investment  adviser that provides  ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)  Such services are promptly  brought to the attention of the Audit Committee of the  issuer and  approved  prior to the  completion  of the audit by the
     Audit  Committee or by one or more members of the Audit  Committee  who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

     The Audit  Committee may grant general  pre-approval  to those  permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

     The SEC's rules and relevant  guidance should be consulted to determine the precise  definitions of prohibited  non-audit  services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

     Pre-approval  fee levels for all services to be provided by the independent auditor  will be  established  annually  by the Audit  Committee.  Any  proposed services exceeding these levels will require specific  pre-approval by the Audit
Committee.

PROCEDURES

     Requests or applications to provide services that require specific approval by the Audit  Committee  will be  submitted  to the Audit  Committee by both the independent  auditor  and  the  Principal  Accounting  Officer  and/or  Internal
Auditor,  and must include a joint  statement as to whether,  in their view, the
request  or  application   is  consistent   with  the  SEC's  rules  on  auditor
independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d)
that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

                  4(b)

                  Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
            ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
            of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(c)

            Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
            ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
            of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(d)

            Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
            ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
            of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
            Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

(h)         The registrant's Audit Committee has considered that the
provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of
Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 9.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 10.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as defined in rule  30a-3(d)  under the Act),  or the  internal control over financial  reporting of its service  providers during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 11.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  WESMARK FUNDS

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        March 26, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ Charles L. Davis, Jr., Principal Executive Officer

Date        March 26, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        March 26, 2004